Research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and development expenses
Personnel expenses	$ 162,010	$ 160,464	$ 86,036
External research and development expenses	366,955	382,902	259,943
Materials and consumables	2,396	2,735	3,562
Depreciation and amortization	102,132	3,742	2,835
Other expenses	29,872	30,677	18,509
Total research and development expenses	$ 663,366	$ 580,520	$ 370,885